SCHEDULE OF RATE OF DEPRECIATION OF PROPERTY PLANT AND EQUIPMENT (Details) - Computer Equipment [Member]	Dec. 31, 2022
Minimum [Member]
Property, Plant and Equipment [Line Items]
Rates of depreciation	7.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Rates of depreciation	33.00%